Servicing Activities (Schedule Of Servicing Assets at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Servicing Activities [Abstract]
Estimated fair value, Beginning Balance	$ 2,519	$ 3,738
Additions recognized on sale of mortgage loans	240	622
Additions from purchases of servicing rights	0	31
Subtractions from disposition of servicing assets	0	(266)
Servicing Asset at Fair Value, Changes in Fair Value Resulting from Changes in Valuation Inputs or Changes in Assumptions	(282)	(1,041)
Servicing Asset at Fair Value, Other Changes in Fair Value	(395)	(565)
Deconsolidation of subsidiary	(1,130)	0
Estimated fair value, Ending Balance	$ 952	$ 2,519